Condensed Interim Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Revenues	$ 93,111	$ 29,229	$ 225,975	$ 84,118
Cost of sales
Operating and maintenance costs	(60,084)	(23,465)	(133,132)	(66,372)
High performance computing service fees	(883)	(487)	(2,476)	(1,376)
Depreciation	(57,420)	(18,050)	(117,723)	(46,523)
Gross profit	(25,276)	(12,773)	(27,356)	(30,153)
Net realized and unrealized gains (losses) of digital currencies	(9,754)	77,386	17,960	60,090
Operating expenses
Selling, general and administrative expenses	(8,447)	(4,564)	(21,997)	(11,388)
Foreign exchange gain	4,737	(4,696)	8,210	(4,062)
Stock-based compensation	(6,998)	(3,526)	(18,220)	(6,249)
Total operating expenses	(10,708)	(12,786)	(32,007)	(21,699)
Unrealized (loss) gain on investments	(13,654)	9,651	(13,764)	25,766
Realized loss on investments	0	(311)	0	(311)
Change in fair value of derivatives	(31,571)	489	(17,399)	1,624
Provision on sales tax receivables	1,548	0	2,915	966
Impairment of receivable on sale of subsidiary	(1,816)	0	(1,816)	0
Gain on sale of equipment	0	6,924	1,360	16,433
Other income	699	122	1,078	379
Finance expense	(299)	(419)	(915)	(1,694)
(Loss) income	(90,831)	68,283	(69,944)	51,401
Tax expense	(496)	(123)	(2,164)	(1,449)
Net (loss) income after tax	(91,327)	68,160	(72,108)	49,952
Other comprehensive (loss) income
Translation adjustment	719	(1,562)	1,919	(885)
Net (loss) income and comprehensive (loss) income	$ (90,608)	$ 66,598	$ (70,189)	$ 49,067
Basic (loss) income per share	$ (0.38)	$ 0.53	$ (0.33)	$ 0.42
Diluted (loss) income per share	$ (0.38)	$ 0.52	$ (0.33)	$ 0.41
Weighted average number of common shares outstanding - Basic	239,036,198	128,602,843	216,518,948	119,327,280
Weighted average number of common shares outstanding - Diluted	239,036,198	131,525,323	216,518,948	122,249,760
Revenue from digital currency mining [Member]
Revenues	$ 88,225	$ 26,687	$ 211,095	$ 77,088
High performance computing [Member]
Revenues	$ 4,886	$ 2,542	$ 14,880	$ 7,030